LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Provisions	£ 319	£ 329
Changes in expenses assumptions [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(208)
Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other liabilities		32
Participating Life Insurance Contract [Member] | Change in persistency assumptions [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	(67)
Participating Life Insurance Contract [Member] | Change in current and future mortality and morbidity rates [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	164
Scottish Widows [member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Additional Costs Of Providing Guaranteed Benefits	£ 2,600
Scottish Widows [member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Additional Costs Of Providing Guaranteed Benefits		2,500
With-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Percent of distributed profits	90.00%
Non-profit fund [Member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Provisions	£ 64
Non-profit fund [Member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Provisions		39
Current year [Member] | Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other current liabilities	335
Adjustments for increase (decrease) in other liabilities	£ 48
Current year [Member] | Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Adjustments for increase (decrease) in other current liabilities		£ 367